Preferred, Common Stock and Additional Paid in Capital	12 Months Ended
Dec. 31, 2011
Preferred, Common Stock and Additional Paid in Capital (Abstract)
Preferred, Common Stock and Additional Paid in Capital
9.           Preferred, Common Stock and Additional Paid in Capital:

 As of December 31, 2009, the Company had common stock and warrants outstanding, whereas as of December 31, 2010 and 2011 the Company had only common stock outstanding.

Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as  determined by the Board of Directors. As of December 31, 2010 and 2011 the Company had not issued any preferred stock.

Common Stock: Star Bulk was authorized to issue 100,000,000 registered common shares, par value $0.01. On November 23, 2009 at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company was authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.

On July 17, 2008, the Company issued 803,481 shares out of additional stock consideration of 1,606,962 of common stock of Star Bulk to TMT. The remaining 803,481 shares of Star Bulk's common stock were issued to TMT on April 28, 2009 (Note 1).  The additional stock consideration of 1,606,962 common shares (Note 1) was determined to be $18,946 and was measured based on the Company's share price on March 7, 2008 when performance by TMT was complete upon delivery of the last initial vessel, Star Iota on March 7, 2008.

On July 22, 2011, the Company offered 16,700,000 common shares in an underwritten public offering at a public offering price of $1.80 per share less underwriters' discount. All of the shares in the offering were sold by the Company. The Company used the net proceeds of this offering to fund a portion of the aggregate purchase price of the Star Big and the Star Mega and for working capital purposes.

Warrants: Each warrant entitles the registered holder to purchase one share of common stock at a price of $8.00 per share, subject to adjustment as discussed below. The warrants were to expire on December 16, 2009.  In November 2009, the Company decided to extend the expiration date of its 5,916,150 outstanding warrants up to March 15, 2010.  On March 15, 2010, the 5,916,150 outstanding warrants expired and ceased trading on the Nasdaq Global Market. During the year ended December 31, 2009 and 2010 no warrants were exercised.

Share re-purchase Plan: On February 23, 2010, the Company's Board of Directors adopted a stock repurchase plan for up to $30,000 to be used for repurchasing the Company's common shares until December 31, 2011. All repurchased shares will be cancelled and removed from the Company's share capital.

On August 10, 2011, the Company's Board of Directors decided to reinstate the share repurchase plan with the limitation of acquiring up to a maximum amount of $3,000 worth of Company shares, at a maximum price of $1.30 per share. On November 9, 2011 the Company's Board of Directors extended the duration of the share repurchase plan until December 31, 2012.

During the years ended December 31, 2009, 2010 and 2011, there were no warrants or shares repurchased.